OPERATING LEASES - Supplemental information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
OPERATING LEASES
Operating lease right-of-use assets	¥ 86,597,121	¥ 94,201,263	$ 12,555,402
Operating lease liabilities-current	¥ 7,743,648	¥ 7,689,187
Operating lease liabilities-current, financial statement location	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB181,985,323 and RMB175,352,229 as of December 31, 2021 and 2022, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB181,985,323 and RMB175,352,229 as of December 31, 2021 and 2022, respectively)	Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB181,985,323 and RMB175,352,229 as of December 31, 2021 and 2022, respectively)
Operating lease liabilities-non-current	¥ 7,569,128	¥ 13,921,859	$ 1,097,420
Total operating lease liabilities	15,312,776	21,611,046
Cash paid for amounts included in the measurement of operating lease liabilities	8,046,828	9,569,023
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 921,405	10,201,553
Right-of-use assets obtained in exchange for prepayment for land use right		26,550,000
Modification to operating lease liabilities		¥ (11,469,923)
Weighted average remaining lease term	2 years 6 months		2 years 6 months
Weighted average discount rate	4.60%		4.60%